Change in non-cash working capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change In Non-cash Working Capital
Accounts receivable	$ (1,339,408)	$ (1,252)	$ (61,657)
Note receivable	(332,175)	0	0
Prepaid expenses and deposits	(31,973)	42,204	59,439
Accounts payable and accrued liabilities	104,745	(899,122)	986,533
Deferred gain	0	0	(155,301)
Contractual obligations	134,116	0	0
Change in non-cash working capital balances	(1,464,695)	(858,170)	829,014
Portion attributable to:
Operating activities	(1,464,695)	(858,170)	829,014
Financing activities	0	0	0
Investing activities	0	0	0
Total	$ (1,464,695)	$ (858,170)	$ 829,014